Investment Securities - Schedule of Securities Available for Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available for Sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 218,640	$ 232,835	$ 196,114
Securities available-for-sale, Gross Unrealized Gains	3,204	638	553
Securities available-for-sale, Gross Unrealized Losses	(1,358)	(4,843)	(3,378)
Securities available-for-sale, Fair Value	220,486	228,630	193,289
Residential Mortgage - Backed
Schedule of Available for Sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	110,379	108,915	125,768
Securities available-for-sale, Gross Unrealized Gains	504	45	23
Securities available-for-sale, Gross Unrealized Losses	(1,245)	(4,027)	(2,819)
Securities available-for-sale, Fair Value	109,638	104,933	122,972
U.S. Government Sponsored Enterprises
Schedule of Available for Sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	50,282	63,833	13,176
Securities available-for-sale, Gross Unrealized Gains	1,170	367	8
Securities available-for-sale, Gross Unrealized Losses	(45)	(278)	(185)
Securities available-for-sale, Fair Value	51,407	63,922	12,999
State, Country and Municipal
Schedule of Available for Sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	55,824	57,417	55,339
Securities available-for-sale, Gross Unrealized Gains	1,519	219	511
Securities available-for-sale, Gross Unrealized Losses	(30)	(476)	(349)
Securities available-for-sale, Fair Value	57,313	57,160	55,501
Corporate Debt Obligations
Schedule of Available for Sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	2,155	2,670	1,831
Securities available-for-sale, Gross Unrealized Gains	11	7	11
Securities available-for-sale, Gross Unrealized Losses	(38)	(62)	(25)
Securities available-for-sale, Fair Value	$ 2,128	$ 2,615	$ 1,817